Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions Abstract
Related Party Transactions Disclosure [Text Block]

23.       Related Party Transactions

Alexander's

We own 32.4% of Alexander's. Steven Roth, the Chairman of Vornado's Board of Trustees and its Chief Executive Officer is also the Chairman of Alexander's Board of Directors and its Chief Executive Officer. We provide various services to Alexander's in accordance with management, development and leasing agreements. These agreements are described in Note 6 - Investments in Partially Owned Entities.

On January 15, 2015, we completed the spin-off of 79 strip shopping centers, three malls, a warehouse park and $225,000,000 of cash to UE and the transfer of all of the employees responsible for the management and leasing of those assets. In addition, we entered into agreements with UE to provide management and leasing services, on our behalf, for Alexander's Rego Park retail assets. Fees for these services are similar to the fees we are receiving from Alexander's described in Note 6 - Investments in Partially Owned Entities.

Interstate Properties (“Interstate”)

Interstate is a general partnership in which Mr. Roth is the managing general partner. David Mandelbaum and Russell B. Wight, Jr., Trustees of Vornado and Directors of Alexander's, are Interstate's two other partners. As of December 31, 2014, Interstate and its partners beneficially owned an aggregate of approximately 6.6% of the common shares of beneficial interest of Vornado and 26.3% of Alexander's common stock.

We manage and lease the real estate assets of Interstate pursuant to a management agreement for which we receive an annual fee equal to 4% of annual base rent and percentage rent. The management agreement has a term of one year and is automatically renewable unless terminated by either of the parties on 60 days' notice at the end of the term. We believe, based upon comparable fees charged by other real estate companies, that the management agreement terms are fair to us. We earned $535,000, $606,000, and $794,000 of management fees under the agreement for the years ended December 31, 2014, 2013 and 2012.

On January 15, 2015, we completed the spin-off of 79 strip shopping centers, three malls, a warehouse park and $225,000,000 of cash to UE and the transfer of all of the employees responsible for the management and leasing of those assets. In addition, we entered into agreements with UE to provide management and leasing services, on our behalf, for Interstate's properties. Fees for these services are similar to the fees we are receiving from Interstate described above.